For Internal Use Only		Submit 1 Original		OMB Approval No.:
Sec File No. 91-61799		and 9 Copies		Expires:

Estimated average burden hours per response: 2.00

C 11C 1143362

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

Part I — **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:

NYSE Arca, Inc.

2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):

Open-end Management Investment Company

3. Class of New Derivative Securities Product:

Investment Company Units

07071120

4. Name of Underlying Instrument:

FTSE RAFI Developed ex US 1000 Index

5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:

Broad-Based

6. Ticker Symbol(s) of New Derivative Securities Product:

PXF

7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:

Athens Exchange, Australian Securities Exchange, Continuous Market (Sistema de Interconexión Bursátil Español (SIBE)), Copenhagen Stock Exchange (OMX Nordic Exchange), Dublin Stock Exchange, Euronext Amsterdam, Euronext Brussels, Euronext Lisbon, Euronext Paris, Helsinki Stock Exchange (OMX Nordic Exchange), Hong Kong Stock Exchange, London Stock Exchange, Milan Stock Exchange (Borsa Italiana), New Zealand Stock Exchange, Osaka Stock Exchange, Oslo Bors (Oslo Stock Exchange), Singapore Exchange Limited, Stockholm Stock Exchange (OMX Nordic Exchange), SWX Swiss Exchange, Tokyo Stock Exchange, Toronto Stock Exchange, Virt-x Exchange Limited, Wiener Borse, Xetra

PROCESSED
JUL 23 2007
THOMSON FINANCIAL

8. Settlement Methodology of New Derivative Securities Product:

Regular way trades settle on T+3/Book entry only held in DTC.

9. Position Limits of New Derivative Securities Product (if applicable):

Not applicable.

Part II — **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:

Mary Yeager

Title:

Corporate Secretary

Telephone Number:

(212) 656-2062

Manual Signature of Official Responsible for Form:

June 29, 2007

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	JUL 2 2007

Mary Yeager
Corporate Secretary

NYSE Arca, Inc.
11 Wall Street
New York, NY 10005

tel: 212.656.2062
fax: 212.656.3939
myeager@nyse.com

NYSE Arca

SECURITIES AND EXCHANGE COMMISSION

DIVISION OF MARKET REGULATION

Via Overnight Mail

June 29, 2007

Ms. Gail Jackson
US Securities and Exchange Commission
Division of Market Regulation
Station Place – Building I
100 F Street, N.E. – Room 6628
Washington, DC 20549

Re: **Form 19b-4(e) – PowerShares Global Exchange-Traded Fund Trust, Claymore Exchange-Traded Fund Trust, streetTRACKS Index Shares Funds and Claymore Exchange-Traded Fund Trust 2**

Dear Ms. Jackson:

Enclosed for filing pursuant to Section 19(b) of the Securities Exchange Act of 1934 and Rule 19b-4 thereunder, please find an original and nine copies of Form 19b-4(e) with respect to the following securities:

- PowerShares Global Exchange-Traded Fund Trust, PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio (Ticker Symbol PXF);
- PowerShares Global Exchange-Traded Fund Trust, PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio (Ticker Symbol PAF);
- PowerShares Global Exchange-Traded Fund Trust, PowerShares FTSE RAFI Europe Portfolio (Ticker Symbol PEF);
- PowerShares Global Exchange-Traded Fund Trust, PowerShares FTSE RAFI Japan Portfolio (Ticker Symbol PJO);
- Claymore Exchange-Traded Fund Trust, Claymore/BBD High Income Index ETF (Ticker Symbol LVL);
- Claymore Exchange-Traded Fund Trust, Claymore/KLD Sudan Free Large-Cap Core ETF (Ticker Symbol KSF);
- StreetTRACKS Index Shares Funds, SPDR® S&P® BRIC 40 ETF (Ticker Symbol BIK);
- Claymore Exchange-Traded Fund Trust 2, Claymore/Clear Global Exchanges, Brokers, & Asset Managers Index ETF (Ticker Symbol EXB); and
- Claymore Exchange-Traded Fund Trust 2, Claymore/Clear Global Vaccine Index ETF (Ticker Symbol JNR).

If you have any questions, please do not hesitate to call me at (212) 656-2062.

Sincerely,

Enclosures
Cc: Tim Malinowski (NYSE Arca, Inc.)

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	JUL 2 2007

END